Discontinued operations	12 Months Ended
Dec. 31, 2025
Discontinued Operations [Abstract]
Discontinued operations

Note 5. Discontinued operations

Accounting policies

Discontinued operations

The Group classifies as discontinued operations a component of the Group that either has been disposed of, or is classified as held for sale, and i) represents a separate major line of business or geographical area of operations; ii) is part of a single coordinated plan to dispose of a separate major line of business or geographical area of operations; or iii) is a subsidiary acquired exclusively with a view to resell.

The components of profit or loss after taxes from discontinued operations and the post-tax gain or loss recognized on the measurement to fair value less costs to sell or on the disposal of the assets or disposal groups constituting the discontinued operation would be presented as a single line item in the statement of consolidated comprehensive income.

Cash flows generated by the assets or disposal groups constituting the discontinued operation are presented as a single line item within each of the categories of cash flows in the statement of consolidated cash flows.

Details of discontinued operations and disposal groups

As explained in Note 3 - Non-consolidated entities, the statement of consolidated operations, statement of consolidated comprehensive income and statement of consolidated cash flows for the year ended December 31, 2023 reflect the presentation of Calyxt as a discontinued operation. As Calyxt was deconsolidated on May 31, 2023, the twelve-month periods ended December 31, 2024 and December 31, 2025 do not include Calyxt's results.

The results of Calyxt were as follows :

	For the year ended December 31,
	2023*	2024	2025

Revenues and other income	43	-	-
Operating expenses	(10,944)	-	-
Operating income (loss)	(10,901)	-	-
Net Financial gain (loss)	(3,307)	-	-
Profit from deconsolidation	22,600
Net income (loss) from discontinued operations	8,392	-	-

* Figures for the year-end period ended December 31, 2023 include Calyxt’s results over a five-month period from January 1, 2023 to May 31, 2023 and the gain on deconsolidation

The earning per share attributable to Calyxt is as follows :

	For the year ended December 31,
	2023*	2024	2025

Basic and diluted net income (loss) attributable to shareholders of Cellectis per share ($ /share) from discontinued operations	0.28	-	-

* Figures for the year-end period ended December 31, 2023 include Calyxt’s results over a five-month period from January 1, 2023 to May 31, 2023 and the gain on deconsolidation

The net cash flows incurred by Calyxt are as follows:

	For the year ended December 31,
	2023*	2024	2025

Net cash flows provided by (used in) operating activities of discontinued operations	(3,644)
Net cash flows provided by (used in) investing activities of discontinued operations	79
Net cash flows provided by (used in) financing activities of discontinued operations	1,781
(Decrease) increase in cash and cash equivalents	(1,784)

* Figures for the year-end period ended December 31, 2023 include Calyxt’s results over a five-month period from January 1, 2023 to May 31, 2023 and the gain on deconsolidation